SEMI-ANNUAL
REPORT
May 31, 2000

OAK RIDGE
FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

TABLE OF CONTENTS
                                                                          Page
                                                                          ----
Letter to Shareholders                                                      1
Schedule of Investments                                                     4
Statement of Assets and Liabilities                                         8
Statement of Operations                                                     9
Statement of Changes in Net Assets                                         10
Financial Highlights                                                       11
Notes to the Financial Statements                                          14

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
JULY, 2000

Dear Investor,

  The market is behaving in a more rational manner, as Y2K fears have passed and momentum oriented trading activity has become treacherous due to unrealistic valuations. This has allowed fundamentally biased "stock pickers" to shine.

  The NASDAQ Composite advanced a measly 2% for the six months ending May 31st despite continued strong fundamentals for technology stocks. Most of 1999's hottest mutual funds employed a simple strategy of overweighting stocks with the most exciting stories regardless of their valuations. Market recognition of these risks is affecting many stocks as evidenced by the failure of several high profile IPO's.

  Wall Street analysts in their enthusiasm to support lucrative banking clients have emphasized easily manipulated statistics such as multiples of sales and distant earnings potential. More realistic expectations have improved the performance of value stocks, which are defined as those most reasonably priced based on P/E, book value or other tangible measures. Value stocks will not necessarily outperform growth stocks over the next few years since earnings growth drives long-term stock prices. There is no meaningful value in a company's assets if it does not translate into future earnings. However, buying overpriced and unproven stocks is not likely to succeed in the future as it has the past few years.

  The Oak Ridge Small and Large Cap Funds have been slightly underweighted in technology stocks due to excessive valuations. Proper selection has aided performance the past six months as technology holdings have considerably bested NASDAQ returns. Large-Cap technology leaders have the most visible earnings, but in a more tempered environment are likely to witness P/E contraction and experience modest returns far below those of the past few years. It is anticipated that both Oak Ridge Funds will increase technology exposure on pullbacks to more reasonable levels.

  The continued flow of money into equities must find new leadership. The healthcare group enjoys favorable noncyclical demographics that should survive election year rhetoric. Financial stocks are also attractively priced, as broad sector weakness has created exceptionally good values in an area that will see steady growth from retirement-oriented baby boomers. P/E multiple expansion is most likely to occur in "old economy" businesses that are uniquely positioned for sustainable acceleration in earnings.

  Many investment plans have excluded or underweighted small-cap allocations. The trend toward emphasizing stock selection should be particularly beneficial for small and mid-cap names that are priced at or below their earnings growth rates. The annual rebalancing of the Russell 2000 on June 30th reduced the index weighting of technology stocks from approximately 23% to 19% and replaced a record 682 names.

  Corporate earnings have been spectacular. This has reduced the forward market P/E to a more reasonable level of approximately 23 for the S&P 500. The Federal Reserve seems determined to raise rates to slow the economy in an effort that appears more interested in targeting the stock market than inflation. Unfortunately for Mr. Greenspan, investor confidence remains high, maintaining strong demand for goods and stocks. Market wealth has created a comfort in spending top dollars for high priced items such as housing with limited concern over the impact of higher rates. The Fed may initiate one more rate increase in August, but will probably accomplish its objective through a market rotation into more established companies. "New economy" stocks with limited debt exposure, have maintained their appeal, but investors seem oblivious to their dependence on financial markets to offset negative cash flow with stock offerings. The odds still favor a soft landing as technological advancement has improved productivity and efficiency to minimize inflation.

  Reduced expectations are necessary for equities. Annual gains of 8% to 12% are more reasonable and in line with historic performance and probable economic expansion. Increased volatility and lower returns will whipsaw the active trader in a manner similar to commodity trading during the post inflationary period of the early 1980's. The oxymoron of "momentum investing" will be exposed as the speculative activity it always has been. Professional managers are also prone to significant underperformance should they continue to employ the strategies that have been successful the past few years. Most individual and professional investors underperform the averages because of impatience. Investors should seriously contemplate their asset allocation and not adjust regularly due to market conditions.

  We look forward to the continuation of the trend toward a stock-picking environment and appreciate your confidence.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman

               Oak Ridge Small Cap        Oak Ridge Small Cap
             Equity Fund - Class A -    Equity Fund - Class A -   Russell 2000
Date                 No Load                     Load                 Index
----         -----------------------    -----------------------   ------------
1/94                  10,000                     10,000              10,000
2/94                  10,870                     10,870              10,276
5/94                  10,160                     10,150               9,682
11/94                 10,480                     10,480               9,562
5/95                  11,121                     11,121              10,679
11/95                 14,360                     14,360              12,286
5/96                  17,485                     16,737              14,512
11/96                 17,358                     16,618              14,315
5/97                  18,846                     18,042              15,523
11/97                 22,218                     21,268              17,665
5/98                  23,858                     22,837              18,821
11/98                 20,038                     19,181              16,496
5/99                  20,272                     19,405              18,316
11/99                 23,524                     22,518              19,081
5/00                  21,108                     20,205              20,131

                          Average Annual Total Return
                       For the period ended May 31, 2000

                                                                                                           Since
                                                                  One Year           Five Year           Inception
                                                                  --------           ---------           ---------
Oak Ridge Small Cap Equity Fund - Class A (no load)(1)<F1>         30.0%               18.8%               16.3%
Oak Ridge Small Cap Equity Fund - Class A (load)(1)<F1>            24.4%               17.8%               15.5%
Oak Ridge Small Cap Equity Fund - Class C(2)<F2>                   29.0%                n/a                11.4%

(1)<F1>   January 3, 1994 inception.
(2)<F2>   March 1, 1997 inception.

               Oak Ridge Large Cap        Oak Ridge Large Cap
             Equity Fund - Class A -    Equity Fund - Class A -
Date                 No Load                     Load             S&P 500 Index
----         -----------------------    -----------------------  --------------
3/99                  10,000                     10,000              10,000
5/99                  10,092                      9,665              10,548
11/99                 10,376                      9,937              11,324
5/00                  11,059                     10,591              11,653


                          Average Annual Total Return
                       For the period ended May 31, 2000

                                                                                       Since
                                                                  One Year           Inception
                                                                  --------           ---------
Oak Ridge Large Cap Equity Fund - Class A (no load)(3)<F3>          9.6%                8.4%
Oak Ridge Large Cap Equity Fund - Class A (load)(3)<F3>             4.9%                4.7%

(3)<F3>   March 1, 1999 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 11% of the U.S. equity market. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2000 (UNAUDITED)

 NUMBER OF
 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                            -----
             COMMON STOCK -- 83.66%

             BANKING -- 1.29%
     8,000   Astoria Financial Corporation                        $   218,000
                                                                  -----------

             CHEMICALS -- 3.24%
    13,000   Cambrex Corporation                                      547,625
                                                                  -----------

             COMMERCIAL SERVICES -- 2.32%
    12,000   F.Y.I. Incorporated*<F4>                                 391,500
                                                                  -----------

             COMMUNICATIONS -- 1.94%
     9,100   Inter-Tel, Incorporated                                  130,244
    19,500   Performance Technologies,
               Incorporated*<F4>                                      197,438
                                                                  -----------
                                                                      327,682
                                                                  -----------

             COMPUTERS - SOFTWARE -- 3.24%
    14,000   Peregrine Systems, Inc.*<F4>                             290,500
    10,000   SeaChange International, Inc.*<F4>                       256,250
                                                                  -----------
                                                                      546,750
                                                                  -----------

             CONSULTING SERVICES -- 2.28%
    15,000   Comdisco, Inc.                                           384,375
                                                                  -----------

             DATA PROCESSING - MANAGEMENT -- 4.16%
    45,500   Informix Corporation*<F4>                                329,875
    17,000   Reynolds and Reynolds Company -
               Class A                                                371,875
                                                                  -----------
                                                                      701,750
                                                                  -----------

             DRUGS & MEDICAL -- 11.16%
     9,000   Albany Molecular Research, Inc.*<F4>                     468,562
     8,527   Jones Pharma, Inc.                                       310,702
     8,000   Shire Pharmaceuticals Group
               PLC - ADR*<F4>+<F5>                                    349,000
     8,000   Waters Corporation*<F4>                                  756,000
                                                                  -----------
                                                                    1,884,264
                                                                  -----------

             ELECTRONICS -- 10.92%
     8,050   Flextronics International Ltd.                           438,222
    18,000   In Focus Systems, Inc.*<F4>                              502,875
     9,000   Sanmina Corporation*<F4>                                 572,625
    15,000   Universal Electronics, Inc.*<F4>                         330,000
                                                                  -----------
                                                                    1,843,722
                                                                  -----------

             ENVIRONMENTAL SERVICES/
               POLLUTION CONTROL -- 0.86%
    21,000   EarthCare Company*<F4>                                   144,375
                                                                  -----------

             FINANCE - LEASING COMPANY -- 0.36%
    15,000   SierraCities.com Inc.*<F4>                                60,000
                                                                  -----------

             FINANCIAL SERVICES -- 5.22%
    14,000   Heller Financial, Inc.                                   264,250
    14,000   Legg Mason, Inc.                                         617,750
                                                                  -----------
                                                                      882,000
                                                                  -----------

             HEALTH CARE COST CONTAINMENT -- 2.40%
     9,800   MedQuist, Inc.*<F4>                                      405,475
                                                                  -----------

             HEALTH CARE EQUIPMENT & SUPPLIES -- 5.35%
    16,000   Coherent, Inc.*<F4>                                      904,000
                                                                  -----------

             HOSPITALS & HEALTH CARE -- 1.44%
    15,000   America Service Group, Inc.*<F4>                         243,750
                                                                  -----------

             INFORMATION MANAGEMENT SERVICES -- 5.98%
    20,000   Convergys Corporation*<F4>                               898,750
    25,000   TeleSpectrum Worldwide, Inc.*<F4>                        111,719
                                                                  -----------
                                                                    1,010,469
                                                                  -----------

             INSTRUMENTS - SCIENTIFIC -- 3.14%
    15,000   Varian, Inc.*<F4>                                        529,688
                                                                  -----------

             MACHINERY - PRINT TRADE -- 2.13%
     7,500   Zebra Technologies Corporation*<F4>                      360,000
                                                                  -----------

             OIL - FIELD SERVICES -- 4.00%
    11,500   Hanover Compressor Company*<F4>                          674,906
                                                                  -----------

             RETAIL - DISCOUNT -- 2.20%
    12,000   BJ's Wholesale Club, Inc.*<F4>                           372,000
                                                                  -----------

             TELECOMMUNICATIONS EQUIPMENT -- 4.69%
     4,700   MasTech, Inc.*<F4>                                       321,362
     8,000   NICE Systems LTD. - ADR*<F4>+<F5>                        471,000
                                                                  -----------
                                                                      792,362
                                                                  -----------

             WHOLESALE -- 5.34%
    10,000   Insight Enterprises, Inc.*<F4>                           453,750
    14,000   United Stationers Inc.                                   448,000
                                                                  -----------
                                                                      901,750
                                                                  -----------
             Total Common Stock
               (cost $11,001,461)                                  14,126,443
                                                                  -----------

             SHORT-TERM INVESTMENTS -- 16.57%

             VARIABLE RATE DEMAND NOTES -- 16.57%
  $616,003   American Family Financial
               Services Inc.                                          616,003
   716,289   General Mills, Inc.                                      716,289
   673,282   Sara Lee, Inc.                                           673,282
   275,620   Wisconsin Electric Power Co.                             275,620
   516,058   Wisconsin Corporate Central
               Credit Union                                           516,058
                                                                  -----------
             Total Short-Term Investments
               (cost $2,797,252)                                    2,797,252
                                                                  -----------
             Total Investments -- 100.23%
               (cost $13,798,713)                                  16,923,695
                                                                  -----------
             Liabilities, less Other
               Assets -- (0.23%)                                      (38,806)
                                                                  -----------
             NET ASSETS -- 100.00%                                $16,884,889
                                                                  -----------
                                                                  -----------

        *<F4>  Non-income producing security.
        +<F5>  Foreign security.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2000 (UNAUDITED)

 NUMBER OF
 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                            -----
             COMMON STOCK -- 84.10%

             ADVERTISING -- 1.96%
       800   TMP Worldwide Inc.*<F6>                              $    44,200
                                                                  -----------

             COMMUNICATIONS -- 6.49%
       800   ALLTEL Corporation                                        52,350
       600   Univision Communications, Inc.*<F6>                       61,800
       862   WorldCom, Inc.*<F6>                                       32,433
                                                                  -----------
                                                                      146,583
                                                                  -----------

             COMPUTERS - MICRO -- 5.59%
     1,650   Sun Microsystems, Inc.*<F6>                              126,431
                                                                  -----------

             COMPUTERS - NETWORKING -- 2.52%
     1,000   Cisco Systems, Inc.*<F6>                                  56,938
                                                                  -----------

             COMPUTERS - SOFTWARE -- 4.39%
       825   Microsoft Corporation*<F6>                                51,614
       650   Rational Software Corporation*<F6>                        47,653
                                                                  -----------
                                                                       99,267
                                                                  -----------

             COSMETICS & TOILETRIES -- 3.95%
       900   Kimberly-Clark Corporation                                54,450
       525   Procter & Gamble Company                                  34,913
                                                                  -----------
                                                                       89,363
                                                                  -----------

             DIVERSIFIED MANUFACTURING -- 6.65%
     1,650   General Electric Company                                  86,831
     1,350   Tyco International Ltd.+<F7>                              63,534
                                                                  -----------
                                                                      150,365
                                                                  -----------

             DRUGS & MEDICAL -- 18.26%
     1,250   Amgen Inc.*<F6>                                           79,531
     1,100   Cardinal Health, Inc.                                     71,363
     1,275   Elan Corporation PLC - ADR*<F6>+<F7>                      50,761
       775   Forest Laboratories, Inc.*<F6>                            68,588
     1,100   Medtronic, Inc.                                           56,787
       700   Warner-Lambert Company                                    85,487
                                                                  -----------
                                                                      412,517
                                                                  -----------

             ELECTRIC - GENERATION -- 3.48%
       900   AES Corporation                                           78,525
                                                                  -----------

             ELECTRONIC COMPONENTS -- 7.26%
     1,200   Atmel Corporation*<F6>                                    45,825
     1,200   Celestica Inc.*<F6>                                       55,875
       500   Intel Corporation                                         62,344
                                                                  -----------
                                                                      164,044
                                                                  -----------

             FINANCE - CREDIT CARD -- 2.50%
     1,050   American Express Company                                  56,503
                                                                  -----------

             FINANCIAL SERVICES -- 4.06%
       700   American General Corporation                              44,844
     1,000   Household International, Inc.                             47,000
                                                                  -----------
                                                                       91,844
                                                                  -----------

             INVESTMENT COMPANIES -- 1.64%
       375   Merrill Lynch & Company                                   36,984
                                                                  -----------

             MEDICAL PRODUCTS -- 2.38%
       600   Johnson & Johnson                                         53,700
                                                                  -----------

             OIL - INTEGRATED -- 3.03%
     2,400   Conoco, Inc. - Class B                                    68,400
                                                                  -----------

             PIPELINES -- 4.11%
     1,275   Enron Corporation                                         92,916
                                                                  -----------

             RETAIL - DISCOUNT -- 2.04%
       800   Wal-Mart Stores, Inc.                                     46,100
                                                                  -----------

             RETAIL - DRUGS -- 1.76%
     1,400   Walgreen Company                                          39,725
                                                                  -----------

             TELECOMMUNICATIONS SERVICES -- 2.03%
     1,000   Vodafone AirTouch PLC - ADR +<F7>                         45,812
                                                                  -----------
             Total Common Stock
               (cost $1,594,759)                                    1,900,217
                                                                  -----------

             SHORT-TERM INVESTMENTS -- 14.46%

             VARIABLE RATE DEMAND NOTES -- 14.46%
   $92,920   American Family Financial
               Services Inc.                                           92,920
    70,569   General Mills, Inc.                                       70,569
    74,690   Sara Lee, Inc.                                            74,690
    88,660   Wisconsin Corporate Central
               Credit Union                                            88,660
                                                                  -----------
             Total Short-Term Investments
               (cost $326,839)                                        326,839
                                                                  -----------
             Total Investments -- 98.56%
               (cost $1,921,598)                                    2,227,056
                                                                  -----------
             Other Assets,
               less Liabilities -- 1.44%                               32,542
                                                                  -----------
             NET ASSETS -- 100.00%                                 $2,259,598
                                                                  -----------
                                                                  -----------
        *<F6>  Non-income producing security.
        +<F7>  Foreign security.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2000 (UNAUDITED)

                                                    OAK RIDGE      OAK RIDGE
                                                    SMALL CAP      LARGE CAP
                                                   EQUITY FUND    EQUITY FUND
                                                   -----------    -----------
ASSETS:
   Investments, at market value (cost $13,798,713
     and $1,921,598, respectively)                 $16,923,695    $ 2,227,056
   Cash                                                     --         42,075
   Receivable from Adviser                                  --          8,522
   Interest and dividends receivable                    19,025          2,806
   Prepaid expenses                                      5,905          2,842
   Receivable for capital shares sold                    1,916             --
                                                   -----------    -----------
   Total Assets                                     16,950,541      2,283,301
                                                   -----------    -----------

LIABILITIES:
   Payable to Adviser                                    9,579             --
   Payable for 12b-1 fees                                8,007            761
   Accrued other expenses                               48,066         22,942
                                                   -----------    -----------
   Total Liabilities                                    65,652         23,703
                                                   -----------    -----------
NET ASSETS                                         $16,884,889    $ 2,259,598
                                                   -----------    -----------
                                                   -----------    -----------

NET ASSETS CONSIST OF:
   Capital stock                                   $     7,709    $     1,703
   Paid-in-capital in excess of par                 10,816,564      2,078,860
   Undistributed net realized gain (loss)
     on investments                                  2,935,634       (126,423)
   Net unrealized appreciation on investments        3,124,982        305,458
                                                   -----------    -----------
   Net Assets                                      $16,884,889    $ 2,259,598
                                                   -----------    -----------
                                                   -----------    -----------

CLASS A:
   Net assets                                      $15,381,879    $ 2,259,598
   Shares authorized ($.01 par value)               50,000,000     50,000,000
   Shares issued and outstanding                       700,801        170,252
   Net asset value and redemption price per share       $21.95         $13.27
                                                        ------         ------
                                                        ------         ------
   Maximum offering price per share                     $22.92         $13.86
                                                        ------         ------
                                                        ------         ------

CLASS C:
   Net assets                                      $ 1,503,010    $        --
   Shares authorized ($.01 par value)               50,000,000     50,000,000
   Shares issued and outstanding                        70,046             --
   Net asset value, redemption price and
     offering price per share                           $21.46         $   --
                                                        ------         ------
                                                        ------         ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2000 (UNAUDITED)

                                                        OAK RIDGE    OAK RIDGE
                                                        SMALL CAP    LARGE CAP
                                                       EQUITY FUND  EQUITY FUND
                                                       -----------  -----------
INVESTMENT INCOME:
   Interest                                             $   53,259   $  7,972
   Dividends                                                16,956      5,809
                                                        ----------   --------
                                                            70,215     13,781
                                                        ----------   --------

EXPENSES:
   Investment advisory fees                                 67,762      6,388
   Fund administration and accounting fees                  36,807     22,870
   Professional fees                                        24,752      2,903
   Shareholder servicing fees and expenses                  22,742      9,949
   Reports to shareholders                                   4,025        686
   Federal and state registration fees                       4,925      4,381
   Directors' fees                                           1,500      1,264
   Custody fees                                              2,508      1,405
   12b-1 fees -- Class A                                    20,590      2,662
   12b-1 fees -- Class C                                     5,992         --
   Service fees -- Class C                                   1,997         --
   Other                                                       838        110
                                                        ----------   --------
   Total expenses before waiver                            194,438     52,618
   Less: Waiver of expenses by Adviser                      (8,059)   (31,296)
                                                        ----------   --------
   Net expenses                                            186,379     21,322
                                                        ----------   --------
NET INVESTMENT LOSS                                       (116,164)    (7,541)
                                                        ----------   --------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments               3,215,215    (18,005)
   Change in unrealized appreciation/depreciation
     on investments                                     (1,272,686)   153,171
                                                        ----------   --------
   Net gain on investments                               1,942,529    135,166
                                                        ----------   --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $1,826,365   $127,625
                                                        ----------   --------
                                                        ----------   --------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     OAK RIDGE                            OAK RIDGE
                                                               SMALL CAP EQUITY FUND                LARGE CAP EQUITY FUND
                                                         -----------------------------------  ----------------------------------
                                                         SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    PERIOD ENDED
                                                           MAY 31,2000     NOVEMBER 30, 1999     MAY 31,2000    NOVEMBER 30,1999
                                                           -----------     -----------------     -----------    ----------------
                                                           (UNAUDITED)                           (UNAUDITED)
OPERATIONS:
   Net investment loss                                     $  (116,164)      $  (234,084)        $   (7,541)       $   (7,686)
   Net realized gain (loss) on investments                   3,215,215          (163,418)           (18,005)         (108,418)
   Change in unrealized appreciation/depreciation
     on investments                                         (1,272,686)        2,694,909            153,171           152,287
                                                           -----------       -----------         ----------        ----------
   Net increase in net assets resulting
     from operations                                         1,826,365         2,297,407            127,625            36,183
                                                           -----------       -----------         ----------        ----------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                 758,966         2,796,013            280,295         1,927,992
   Shares issued to holders in reinvestment
     of dividends                                                   --            29,855                 --                --
   Shares redeemed                                          (1,199,339)       (4,064,776)            (3,805)         (108,692)
                                                           -----------       -----------         ----------        ----------
   Net increase (decrease) in net assets resulting
     from capital share transactions                          (440,373)       (1,238,908)           276,490         1,819,300
                                                           -----------       -----------         ----------        ----------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
FROM NET REALIZED GAINS                                             --           (27,998)                --                --
                                                           -----------       -----------         ----------        ----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
FROM NET REALIZED GAINS                                             --            (2,833)                --                --
                                                           -----------       -----------         ----------        ----------
TOTAL INCREASE IN NET ASSETS                                 1,385,992         1,027,668            404,115         1,855,483
NET ASSETS:
   Beginning of period                                      15,498,897        14,471,229          1,855,483                --
                                                           -----------       -----------         ----------        ----------
   End of period                                           $16,884,889       $15,498,897         $2,259,598        $1,855,483
                                                           -----------       -----------         ----------        ----------
                                                           -----------       -----------         ----------        ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS

                                        SIX MONTHS
                                          ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                       MAY 31, 2000   NOV. 30, '99   NOV. 30, '98   NOV. 30, '97   NOV. 30, '96   NOV. 30, '95
                                       ------------   ------------   ------------   ------------   ------------   ------------
                                       (UNAUDITED)
Per share data:
Net asset value, beginning
  of period                               $19.60         $16.73         $19.84         $16.57         $14.32         $10.48
Income from investment operations:
Net investment loss                        (0.15)(1)<F8>  (0.27)(1)<F8>  (0.18)(1)<F8>  (0.22)(1)<F8>  (0.16)(1)<F8>  (0.13)(1)<F8>
Net realized and unrealized
  gains (losses) on investments             2.50           3.18          (1.67)          4.58           3.01           4.00
                                          ------         ------         ------         ------         ------         ------
Total from investment operations            2.35           2.91          (1.85)          4.36           2.85           3.87
                                          ------         ------         ------         ------         ------         ------
Less distributions:
Distributions from capital gains              --          (0.04)         (1.26)         (1.09)         (0.60)         (0.03)
                                          ------         ------         ------         ------         ------         ------
Net asset value, end of period            $21.95         $19.60         $16.73         $19.84         $16.57         $14.32
                                          ------         ------         ------         ------         ------         ------
                                          ------         ------         ------         ------         ------         ------
Total Return                               12.0%(2)(3)    17.4%(2)      (9.8)%(2)       28.0%(2)       29.0%(2)       37.0%
                                               <F9><F10>       <F9>           <F9>           <F9>           <F9>

Supplemental data and ratios:
Net assets, end of period            $15,381,879    $14,001,255    $13,215,299    $11,758,733     $7,725,072     $4,182,246
Ratio of expenses to
  average net assets:
Before expense waiver                       2.1%(4)<F11>   2.5%           2.7%           2.9%           3.5%           6.5%
After expense waiver                        2.0%(4)<F11>   2.0%           1.9%           2.0%           2.0%           2.0%
Ratio of net investment loss
  to average net assets:
Before expense waiver                     (1.3)%(4)<F11> (2.0)%         (1.9)%         (2.2)%         (2.7)%         (5.8)%
After expense waiver                      (1.2)%(4)<F11> (1.5)%         (1.1)%         (1.3)%         (1.2)%         (1.3)%
Portfolio turnover rate(5)<F12>              25%            64%            57%            55%            71%           109%

 (1)<F8> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
 (2)<F9> Effective January 1, 1996, the Fund instituted a maximum 4.25% front end sales load on Class A shares. The total return calculation does not reflect the 4.25% sales load.
(3)<F10>   Not annualized.
(4)<F11>   Annualized.
(5)<F12> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C

FINANCIAL HIGHLIGHTS

                                                  SIX MONTHS                                                 NINE MONTHS
                                                    ENDED             YEAR ENDED          YEAR ENDED            ENDED
                                                 MAY 31, 2000        NOV. 30, '99        NOV. 30, '98    NOV. 30, '97(1)<F13>
                                                 ------------        ------------        ------------    --------------------
                                                 (UNAUDITED)
Per share data:
Net asset value, beginning
  of period                                         $19.24              $16.54              $19.75              $16.20
Income from investment operations:
Net investment loss                                  (0.14)(2)<F14>      (0.46)(2)<F14>      (0.34)(3)<F15>      (0.13)(2)<F14>
Net realized and unrealized
  gains (losses) on investments                       2.36                3.20               (1.61)               3.68
                                                    ------              ------              ------              ------
Total from investment operations                      2.22                2.74               (1.95)               3.55
                                                    ------              ------              ------              ------
Less distributions:
Distributions from capital gains                        --               (0.04)              (1.26)                 --
                                                    ------              ------              ------              ------
Net asset value, end of period                      $21.46              $19.24              $16.54              $19.75
                                                    ------              ------              ------              ------
                                                    ------              ------              ------              ------
Total Return                                         11.5%(4)<F16>       16.6%             (10.4)%               21.9%(4)<F16>

Supplemental data and ratios:
Net assets, end of period                       $1,503,010          $1,497,642          $1,255,930            $334,836
Ratio of expenses to
  average net assets:
Before expense waiver                                 2.9%(5)<F17>        3.3%                3.4%                3.6%(5)<F17>
After expense waiver                                  2.8%(5)<F17>        2.8%                2.6%                2.8%(5)<F17>
Ratio of net investment loss
  to average net assets:
Before expense waiver                                (2.1)%(5)<F17>     (2.7)%              (2.6)%              (3.0)%(5)<F17>
After expense waiver                                 (2.0)%(5)<F17>     (2.2)%              (1.9)%              (2.2)%(5)<F17>
Portfolio turnover rate(6)                              25%                64%                 57%                 55%

(1)<F13> Effective March 1, 1997, the Fund offered a second class of shares, Class C.
(2)<F14> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F15> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(4)<F16>   Not annualized.
(5)<F17>   Annualized.
(6)<F18> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

                                                                          CLASS A                              CLASS C
                                                           -------------------------------------    -----------------------------
                                                            SIX MONTHS      MARCH 1, '99(1)<F19>    APRIL 26, '99(1)<F19>(2)<F20>
                                                              ENDED               THROUGH                      THROUGH
                                                           MAY 31, 2000         NOV. 30, '99                 NOV. 25, '99
                                                           ------------         ------------                 ------------
                                                           (UNAUDITED)
Per share data:
Net asset value, beginning of period                          $12.45               $12.00                       $12.66
Income from investment operations:
     Net investment loss                                       (0.04)(3)<F21>       (0.05)(3)<F21>               (0.10)(3)<F21>
     Net realized and unrealized gains on investments           0.86                 0.50                         0.03
                                                              ------               ------                       ------
Total from investment operations                                0.82                 0.45                        (0.07)
                                                              ------               ------                       ------
Net asset value, end of period                                $13.27               $12.45                       $12.59
                                                              ------               ------                       ------
                                                              ------               ------                       ------
Total Return                                                    6.6%(4)(5)           3.8%(4)(5)                 (0.6)%(4)
                                                                  <F22><F23>           <F22><F23>                     <F22>

Supplemental data and ratios:
Net assets, end of period                                 $2,259,598           $1,855,483                           --
Ratio of expenses to average net assets:
     Before expense waiver                                      5.0%(6)<F24>         7.8%(6)<F24>                 7.2%(6)<F24>
     After expense waiver                                       2.0%(6)<F24>         2.0%(6)<F24>                 2.8%(6)<F24>
Ratio of net investment loss to average net assets:
     Before expense waiver                                    (3.7)%(6)<F24>       (6.4)%(6)<F24>               (5.8)%(6)<F24>
     After expense waiver                                     (0.7)%(6)<F24>       (0.6)%(6)<F24>               (1.4)%(6)<F24>
Portfolio turnover rate(7)<F25>                                  16%                  52%                          52%

(1)<F19>   Commencement of Operations.
(2)<F20> Effective April 26, 1999, the Fund offered a second class of shares (Class C). All Class C shareholders redeemed their shares on November 25, 1999. The Fund has subsequently filed and distributed to all shareholders, a supplement to the Prospectus dated March 1, 1999, as supplemented July 20, 1999, which noted that, effective immediately (December 7, 1999), the Large Cap Equity Fund's Class C shares are not currently available to investors. If the Fund should decide to offer the Class C shares in the future, a shareholder notification will be provided at that time.
(3)<F21> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(4)<F22>   Not annualized.
(5)<F23>   The total return calculation does not reflect the 4.25% sales load.
(6)<F24>   Annualized.
(7)<F25> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2000 (UNAUDITED)

1.   ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund (formerly known as the Oak Ridge Growth Fund) and the Oak Ridge Large Cap Equity Fund (the "Funds"). The Funds' investment objectives are capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity
Fund).

The Funds have issued two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on a national securities exchange or NASDAQ on which such securities are primarily traded; provided, however, securities traded on an exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ, are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is required.

c) Distributions to Shareholders -- The Funds pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

d) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Each Fund's basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3.   CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                        OAK RIDGE SMALL CAP EQUITY FUND
                                                    CLASS A
                                 ---------------------------------------------
                                   SIX MONTHS ENDED            YEAR ENDED
                                     MAY 31, 2000          NOVEMBER 30, 1999
                                 --------------------     -------------------
                                  AMOUNT      SHARES      AMOUNT       SHARES
                                  ------      ------      ------       ------
     Shares sold                $ 622,993     26,161    $ 2,017,616   117,504
     Shares issued to holders in
       reinvestment of dividends       --         --         27,109     1,668
     Shares redeemed             (909,830)   (39,632)    (3,320,277) (194,852)
                                ---------    -------    -----------  --------
     Net decrease               $(286,837)   (13,471)   $(1,275,552)  (75,680)
                                ---------               -----------
                                ---------               -----------
     SHARES OUTSTANDING:
          Beginning of Period                714,272                  789,952
                                             -------                 --------
          End of Period                      700,801                  714,272
                                             -------                 --------
                                             -------                 --------

                                        OAK RIDGE SMALL CAP EQUITY FUND
                                                    CLASS C
                                 ---------------------------------------------
                                   SIX MONTHS ENDED            YEAR ENDED
                                     MAY 31, 2000          NOVEMBER 30, 1999
                                 --------------------     -------------------
                                  AMOUNT      SHARES      AMOUNT       SHARES
                                  ------      ------      ------       ------
     Shares sold                $ 135,973      5,712    $   778,397    45,756
     Shares issued to holders in
       reinvestment of dividends       --         --          2,746       170
     Shares redeemed             (289,509)   (13,519)      (744,499)  (43,989)
                                ---------    -------    -----------  --------
     Net (decrease) increase    $(153,536)    (7,807)   $    36,644     1,937
                                ---------               -----------
                                ---------               -----------
     SHARES OUTSTANDING:
          Beginning of Period                 77,853                   75,916
                                             -------                 --------
          End of Period                       70,046                   77,853
                                             -------                 --------
                                             -------                 --------
     Total Net Decrease         $(440,373)              $(1,238,908)
                                ---------               -----------
                                ---------               -----------

                                        OAK RIDGE LARGE CAP EQUITY FUND
                                                    CLASS A
                                 ---------------------------------------------
                                   SIX MONTHS ENDED            YEAR ENDED
                                     MAY 31, 2000          NOVEMBER 30, 1999
                                 --------------------     -------------------
                                  AMOUNT      SHARES      AMOUNT       SHARES
                                  ------      ------      ------       ------
     Shares sold                $ 280,295     21,490    $ 1,920,112   157,498
     Shares redeemed               (3,805)      (299)      (100,836)   (8,437)
                                ---------    -------    -----------  --------
     Net increase               $ 276,490     21,191    $ 1,819,276   149,061
                                ---------               -----------
                                ---------               -----------
     SHARES OUTSTANDING:
          Beginning of Period                149,061
                                             -------
          End of Period                      170,252
                                             -------
                                             -------

                                                    CLASS C
                                 ---------------------------------------------
                                                          APRIL 26, 1999*<F26>
                                                                THROUGH
                                                           NOVEMBER 25, 1999
                                                          -------------------
                                                          AMOUNT       SHARES
                                                          ------       ------
     Shares sold                                        $     7,880       624
     Shares redeemed                                         (7,856)     (624)
                                                        -----------  --------
     Net increase                                       $        24        --
                                                        -----------  --------
                                                        -----------  --------
     Total Net Increase                                 $ 1,819,300
                                                        -----------
                                                        -----------

     *<F26>  Commencement of operations.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Adviser an annual management fee, effective March 1, 1999, of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the respective Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the six months ended May 31, 2000, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2001. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. At May 31, 2000, expense waivers and reimbursements that may potentially be recouped by the Adviser through November 30, 2002 are $61,194 for the Oak Ridge Small Cap Equity Fund and $107,202 for Oak Ridge Large Cap Equity Fund.

For the six months ended May 31, 2000, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $2,482 and $411, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $2,876 for the Oak Ridge Small Cap Equity Fund and $88 for the Oak Ridge Large Cap Equity Fund.

5.   INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the six months ended May 31, 2000 were $4,050,247 and $6,743,004, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the six months ended May 31, 2000 were $511,769 and $295,551, respectively. There were no purchases or sales of long-term U.S. Government securities.

At May 31, 2000, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                          COST            APPRECIATION       (DEPRECIATION)     NET APPRECIATION
                                                      ------------        ------------       --------------    -----------------
          Oak Ridge Small Cap Equity Fund             $13,798,713          $4,924,106         $(1,799,124)         $3,124,982
          Oak Ridge Large Cap Equity Fund               1,921,598             406,637            (101,179)            305,458

At November 30, 1999, the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund had capital loss carryforwards of $163,418 and $108,418, respectively, which the Funds intend to use to reduce future net capital gains. These carryforwards, if unused, expire on November 30, 2007.

6.   DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, computed on an annual basis, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, computed on an annual basis, and (ii) a service fee for personal services provided to shareholder accounts of 0.25% of the average daily net assets of the Funds attributable to Class C shares, computed on an annual basis. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the six months ended May 31, 2000 were $20,590 and $2,662, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2000 were $5,992. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2000 were $1,997.